Stock-Based Compensation	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

NOTE 7 - STOCK-BASED COMPENSATION:

Stock Options

As of June 30, 2023, and December 31, 2022, the number of ordinary shares included in the Company’s option plans totaled to 30,666,212 and 28,383,788, respectively.

1,086,311 out of the outstanding options that have not yet vested as of June 30, 2023, have acceleration mechanisms according to certain terms set forth in the grant agreements primarily in the case of an M&A Transaction which constitutes a Liquidation Event.

As of June 30, 2023, the unrecognized compensation costs related to those unvested stock options are $3,048 thousand, which are expected to be recognized over a weighted-average period of 1.4 years.

The following is a summary of the status of the Company’s share option plan as of June 30, 2023:

	Six months ended
	June 30, 2023
	Number of Options	Weighted-Average Exercise price
Options outstanding as of December 31, 2022	13,948,149	$0.85
Granted during the period	212,329	$4.97
Exercised during the period	(1,865,217)	$0.53
Expired during the period	(19,876)	$0.75
Forfeited during the period	(28,837)	$2.85
Options outstanding as of June 30, 2023	12,246,548	$0.96
Options exercisable as of June 30, 2023	10,492,188	$0.86

The following table summarizes information about stock options outstanding as of June 30, 2023:

Outstanding as of June 30, 2023					Exercisable as of June 30, 2023
Range of exercise prices	Number outstanding	Weighted average remaining contractual term	Weighted average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)	Number Exercisable	Weighted average remaining contractual term	Weighted Average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)
$0.15-$0.86	11,761,752	5.25	$0.67	20,598	10,292,067	4.97	$0.77	18,144
$1.87	4,803	7.53	$1.87	3	3,353	7.53	$1.87	2
$2.10	33,126	1.20	$2.10	14	33,126	1.20	$2.10	14
$2.40	1,474	7.00	$2.40	-	-	-	-	-
$4.99	200,183	6.55	$4.99	-	24,906	6.55	$4.99	-
$5.36	140,000	6.00	$5.36	-	35,000	6.00	$5.36	-
$7.58	99,610	5.55	$7.58	-	99,610	5.55	$7.58	-
$9.07	5,600	5.46	$9.07	-	4,126	5.46	$9.07	-

The calculated fair value of option grants was estimated using the Black-Scholes option-pricing model with the following assumptions:

	For the Six months ended on June 30, 2023	For the six months ended on June 30, 2022
Expected term	3-5	4-6
Expected volatility	48.35%-63.84%	46.73%-47.71%
Expected dividend rate	0%	0%
Risk-free rate	3.62%-4.21%	1.37%-3.00%

During the six months period ended on June 30, 2023, 212,329 options were granted to related parties (please refer to Note 11 for further information).

As of June 30, 2023, the unrecognized compensation costs related to unvested stock options was $5,985 thousand, which are expected to be recognized over a weighted-average period of 1.55 years.

The weighted-average fair value of the options that were granted during the period ended June 30, 2023 was $2.25 at the grant date.

The total intrinsic value of options exercised during the period of six months ended June 30, 2023 was $7,965 thousand.

The following table presents the classification of the stock options expenses for the periods indicated:

	Six months ended June 30		Three months ended June 30
	2023	2022	2023	2022
	U.S. dollars in thousands

Cost of revenue	96	114	46	60
Research and development	631	907	309	456
Sales and marketing	570	655	278	329
General and administrative	1,350	1,404	671	715
Total stock-based compensation	2,647	3,080	1,304	1,560

Restricted Stock Units

The following is a summary of the status of the Company’s RSU’s as of June 30, 2023, as well as changes during the period of six months ended June 30, 2023:

	Number of RSUs	Weighted-Average Grant Date Fair Value
RSUs outstanding at the beginning of the year	3,779,716	$6.08
Granted during the period	3,772,631	$5.17
Vested during the period	(1,101,583)	$6.26
Forfeited during the period	(130,311)	$5.56
Outstanding at the end of the period	6,320,453	$5.52
RSUs exercisable as of June 30, 2023	5,947,712	$5.52

As of June 30, 2023, the unrecognized compensation cost related to unvested RSUs totaled to approximately $29,410 thousand and is expected to be expensed over a weighted-average recognition period of approximately 3.1 years.

During the six months ended on June 30, 2023, 490,529 RSU’s were granted to several related parties (please refer to Note 11 regarding Related Parties).

The following table presents the classification of RSU’s expenses for the periods indicated:

	Six months ended June 30		Three months ended June 30
	2023	2022	2023	2022
	U.S. dollars in thousands

Cost of revenue	288	155	151	84
Research and development	2,779	1,467	1,462	809
Sales and marketing	1,197	614	613	344
General and administrative	898	592	457	320
Total stock-based compensation-RSUs	5,162	2,828	2,683	1,557